Financial Instruments Risk Management - Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Current income tax receivable	£ 4,263	£ 4,225	£ 2,195
Cash and cash equivalents	76,972	86,703	£ 19,990	£ 14,112
Financial liabilities
Payroll taxes and social security	127	157
Accrued expenditure	2,983	1,640
Currency Risk
Financial assets
Prepayments, accrued income and other receivables	1,477	2,656
Current income tax receivable	25	18
Cash and cash equivalents	44,018	72,645
Financial liabilities
Trade payables	1,192	148
Payroll taxes and social security	26	3
Accrued expenditure	£ 1,391	£ 468